Financial results (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Results
Finance income	$ 39,402,492	$ 22,870,538	$ 14,263,669
Finance costs	(77,023,048)	(75,930,875)	(35,660,493)
Gains (losses) on exchange differences	(65,944,570)	(20,173,381)	(10,149,345)
Result as per adjustment units	$ (14,025,895)	$ 1,198,565	$ 2,529,298